Additional Information of Expenses by Nature - Summary of Profit Sharing Bonus to Employees and Compensation to Directors (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expense by Nature [line items]
Resolution date of TSMC's Board of Directors in its meeting	Feb. 14, 2023	Feb. 15, 2022	Feb. 09, 2021
Bonus to Employees [member]
Expense by Nature [line items]
Profit sharing bonus to employees	$ 60,702.0	$ 35,601.5	$ 34,753.2
Compensation to Directors [member]
Expense by Nature [line items]
Compensation to directors	$ 690.1	$ 487.5	$ 509.8